SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF CASH BY CURRENCY DENOMINATION
	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Singapore dollar	$7,216	$11,228
US dollar	242,767	2,599,705
Total	$249,983	$2,610,933

SCHEDULE OF ESTIMATED USEFUL LIFE
Useful life
Electronic equipment	3 years

SCHEDULE OF REVENUES

The following table disaggregates the Company’s revenue by major sources:

	For the six months ended March 31,
	2026	2025
	(Unaudited)
By revenue type
Software development services	$—	$1,093,327
Maintenance and other similar services	112,399	118,937
Total	$112,399	$1,212,264

SCHEDULE OF REVENUE BY RECOGNITION

The following table summarizes the Company’s revenues recognized at a point in time or over time:

	For the six months ended March 31,
	2026	2025
	(Unaudited)
Timing of revenue recognition
At a point in time	$—	$1,093,327
Over time	112,399	118,937
Total	$112,399	$1,212,264

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	March 31, 2026	March 31, 2025
RMB Balance sheet items, except for equity accounts	Not applicable	Not applicable
RMB Items in the statements of operations and cash flows	Not applicable	US$1=RMB 7.1896
SGD Balance sheet items, except for equity accounts	US$1=SGD 1.2893	US$1=SGD 1.3445
SGD Items in the statements of operations and cash flows	US$1= SGD 1.2857	US$1= SGD 1.3399